UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AGIC Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2013

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2012 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—45.0%
	Advertising—0.7%
$6,335	Affinion Group, Inc., 11.50%, 10/15/15	$5,163,025

	Airlines—0.6%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	4,827,187

	Auto Manufacturers—0.8%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,183,938

	Banks—0.6%
4,300	Capital One Capital V, 10.25%, 8/15/39	4,343,000

	Building Products—0.3%
2,400	Gibraltar Industries, Inc., 8.00%, 12/1/15	2,445,900

	Commercial Services—3.1%
3,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	3,465,000
8,535	Cenveo Corp., 11.50%, 5/15/17	7,094,719
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,811,812
8,250	National Money Mart Co., 10.375%, 12/15/16	9,178,125

		23,549,656

	Construction & Engineering—1.2%
8,380	MasTec, Inc., 7.625%, 2/1/17	8,673,300

	Consumer Finance—0.5%
4,110	Springleaf Finance Corp., 6.90%, 12/15/17	3,668,175

	Diversified Consumer Services—0.6%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,242,350

	Diversified Financial Services—2.1%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	7,278,375
5,370	12.75%, 5/1/20 (a)(b)	5,450,550
3,005	International Lease Finance Corp., 6.375%, 3/25/13	3,050,075

		15,779,000

	Diversified Telecommunications—1.0%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	7,820,575

	Electric—0.3%
8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21	2,347,250

	Electrical Components & Equipment—1.5%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,891,500

	Electronic Equipment, Instruments & Components—0.8%
5,815	Kemet Corp., 10.50%, 5/1/18	5,815,000

	Electronics—0.2%
1,300	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,511,250

	Energy Equipment & Services—1.2%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,705,438

	Health Care Providers & Services—0.9%
6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	7,013,025

	Hotels, Restaurants & Leisure—2.1%
6,880	DineEquity, Inc., 9.50%, 10/30/18	7,817,400
6,395	MGM Resorts International, 11.375%, 3/1/18	7,626,038

		15,443,438

	Household Durables—0.8%
3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19	4,076,800
1,390	Jarden Corp., 7.50%, 5/1/17	1,572,437

		5,649,237

	Household Products/Wares—0.8%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,097,125

	Internet Software & Services—1.0%
6,840	Earthlink, Inc., 8.875%, 5/15/19	7,182,000

	Iron/Steel—0.6%
5,600	AK Steel Corp., 8.375%, 4/1/22	4,648,000

	IT Services—0.3%
1,985	Stream Global Services, Inc., 11.25%, 10/1/14	2,094,175

	Leisure Time—1.6%
	NCL Corp. Ltd.,
810	9.50%, 11/15/18	898,087
7,320	11.75%, 11/15/16	8,344,800
8,145	Travelport LLC, 11.875%, 9/1/16	3,054,375

		12,297,262

	Lodging—0.9%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,902,150

	Machinery—0.1%
1,000	Navistar International Corp., 8.25%, 11/1/21	960,000

	Media—1.5%
5,025	McClatchy Co., 11.50%, 2/15/17	5,565,187
5,100	Media General, Inc., 11.75%, 2/15/17	5,877,750

		11,442,937

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Metals & Mining—0.4%
$3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	$3,070,688

	Miscellaneous Manufacturing—0.9%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	6,904,925

	Oil & Gas—2.0%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,927,500
6,635	United Refining Co., 10.50%, 2/28/18	7,298,500

		15,226,000

	Oil, Gas & Consumable Fuels—2.2%
4,300	Endeavour International Corp., 12.00%, 3/1/18 (a)(b)	4,687,000
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16	6,781,250
4,740	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	5,225,850

		16,694,100

	Personal Products—0.1%
500	Revlon Consumer Products Corp., 9.75%, 11/15/15	528,750

	Retail—1.6%
9,165	Neiman Marcus Group, Inc., 10.375%, 10/15/15	9,382,760
2,150	Toys “R” Us, Inc., 10.375%, 8/15/17	2,211,813

		11,594,573

	Semiconductors & Semiconductor Equipment—1.0%
	Freescale Semiconductor, Inc.,
3,806	10.125%, 3/15/18 (a)(b)	4,148,540
3,360	10.75%, 8/1/20	3,540,600

		7,689,140

	Software—1.3%
	First Data Corp.,
6,905	9.875%, 9/24/15	7,094,887
2,150	12.625%, 1/15/21	2,273,625

		9,368,512

	Specialty Retail—0.4%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,265,600

	Telecommunications—3.9%
5,580	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	5,914,800
4,335	Consolidated Communications Finance Co., 10.875%, 6/1/20 (a)(b)	4,681,800
6,835	ITC Deltacom, Inc., 10.50%, 4/1/16	7,347,625
3,860	NII Capital Corp., 8.875%, 12/15/19	2,779,200
8,370	West Corp., 11.00%, 10/15/16	8,767,575

		29,491,000

	Textiles, Apparel & Luxury Goods—0.9%
6000	Fifth & Pacific Co., Inc.,10.50%, 4/15/19 (a)(b)	6,675,000

	Trading Companies & Distribution—0.7%
4,560	Aircastle Ltd., 9.75%, 8/1/18	5,175,600

	Transportation—1.9%
6,675	Quality Distribution LLC, 9.875%, 11/1/18	7,242,375
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,281,950

		14,524,325

	Wireless Telecommunication Services—1.6%
4,820	Crown Castle International Corp., 9.00%, 1/15/15	5,139,325
5,295	Sprint Nextel Corp., 11.50%, 11/15/21	7,128,394

		12,267,719

	Total Corporate Bonds & Notes (cost-$338,260,473)	338,171,825

Shares
CONVERTIBLE PREFERRED STOCK—28.1%
	Aerospace & Defense—0.7%
94,165	United Technologies Corp., 7.50%, 8/1/15	5,152,709

	Airlines—1.1%
239,795	Continental Airlines Finance Trust II, 6.00%, 11/14/30	8,063,107

	Auto Components—1.1%
178,465	Goodyear Tire & Rubber Co., 5.875%, 3/31/14	8,020,217

	Automobiles—1.4%
268,680	General Motors Co., 4.75%, 12/1/13, Ser. B	10,873,480

	Capital Markets—2.2%
147,005	AMG Capital Trust I, 5.10%, 4/15/36	7,892,331
257,250	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (c)	8,868,951

		16,761,282

	Commercial Banks—2.2%
61,835	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (d)	8,591,200
6,185	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	7,644,660

		16,235,860

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Commercial Services & Supplies—0.8%
117,675	United Rentals, Inc., 6.50%, 8/1/28	$6,284,575

	Diversified Financial Services—2.3%
11,515	Bank of America Corp., 7.25%, 1/30/13, Ser. L (d)	12,816,195
47,655	Citigroup, Inc., 7.50%, 12/15/12	4,782,179

		17,598,374

	Electric Utilities—2.4%
	NextEra Energy, Inc.,
149,575	5.599%, 6/1/15	7,777,900
25,000	7.00%, 9/1/13	1,337,500
158,835	PPL Corp., 9.50%, 7/1/13	8,561,206

		17,676,606

	Health Care Providers & Services—1.2%
8,660	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (d)	9,062,690

	Insurance—0.7%
124,900	MetLife, Inc., 5.00%, 9/4/13	5,569,291

	IT Services—0.9%
127,940	Unisys Corp., 6.25%, 3/1/14	6,819,202

	Machinery—0.6%
35,325	Stanley Black & Decker, Inc., 4.75%, 11/17/15	4,259,842

	Metals & Mining—0.3%
125,000	Thompson Creek Metals Co., Inc., 6.50%, 5/12/15	2,037,500

	Multi-Utilities—1.2%
186,560	AES Trust III, 6.75%, 10/15/29	9,309,344

	Oil, Gas & Consumable Fuels—2.4%
168,300	Apache Corp., 6.00%, 8/1/13	7,477,569
93,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (d)	6,989,581
94,905	PetroQuest Energy, Inc., 6.875%, 12/31/49 (d)	3,176,357

		17,643,507

	Professional Services—0.9%
130,210	Nielsen Holdings NV, 6.25%, 2/1/13	6,905,192

	Real Estate Investment Trust—4.1%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (d)	8,866,040
539,470	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	12,893,333
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	8,949,007

		30,708,380

	Road & Rail—1.6%
1,368,260	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	12,119,363

	Total Convertible Preferred Stock (cost-$205,976,483)	211,100,521

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—24.5%
	Aerospace & Defense—1.2%
$7,110	GenCorp, Inc., 4.063%, 12/31/39	8,763,075

	Biotechnology—0.2%
865	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	1,321,288

	Capital Markets—2.4%
8,165	Ares Capital Corp., 5.75%, 2/1/16	8,813,097
10,075	BGC Partners, Inc., 4.50%, 7/15/16	9,180,844

		17,993,941

	Coal—0.8%
6,430	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	6,112,519

	Commercial Services—1.0%
8,405	Cenveo Corp., 7.00%, 5/15/17 (a)(b)	7,517,222

	Construction Materials—0.8%
5,850	Cemex SAB de CV, 4.875%, 3/15/15	6,025,500

	Diversified Telecommunication Services—1.0%
6,925	Level 3 Communications, Inc., 15.00%, 1/15/13	7,227,969

	Electrical Equipment—1.0%
6,970	EnerSys, 3.375%, 6/1/38 (e)	7,902,237

	Electronic Equipment, Instruments & Components—0.7%
4,755	Anixter International, Inc., 1.00%, 2/15/13	5,254,275

	Health Care Equipment & Supplies—0.5%
4,595	NuVasive, Inc., 2.75%, 7/1/17	3,943,084

	Hotels, Restaurants & Leisure—2.1%
6,935	MGM Resorts International, 4.25%, 4/15/15	7,078,034
9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	8,486,875

		15,564,909

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Household Durables—0.1%
$335	Ryland Group, Inc., 1.625%, 5/15/18	$432,569

	Iron/Steel—0.1%
435	AK Steel Corp., 5.00%, 11/15/19	449,138

	IT Services—1.1%
4,745	Alliance Data Systems Corp., 1.75%, 8/1/13	8,641,831

	Machinery—3.9%
8,790	Greenbrier Cos, Inc., 3.50%, 4/1/18	8,394,450
	Meritor, Inc.,
9,545	4.625%, 3/1/26 (e)	9,043,887
4,325	7.875%, 3/1/26 (a)(b)	3,920,180
8,665	Navistar International Corp., 3.00%, 10/15/14	7,971,800

		29,330,317

	Marine—0.4%
3,655	DryShips, Inc., 5.00%, 12/1/14	2,857,753

	Media—1.2%
6,420	Liberty Interactive LLC, 3.125%, 3/30/23	9,244,800

	Oil, Gas & Consumable Fuels—1.8%
435	Alpha Natural Resources, Inc., 2.375%, 4/15/15	392,043
6,050	Endeavour International Corp., 5.50%, 7/15/16	5,263,500
2,815	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	3,156,319
5,040	Peabody Energy Corp., 4.75%, 12/15/41	4,608,450

		13,420,312

	Pharmaceuticals—0.2%
1,000	Akorn, Inc., 3.50%, 6/1/16	1,691,250

	Real Estate Investment Trust—0.7%
4,550	Boston Properties LP, 3.75%, 5/15/36	4,939,594

	Semiconductors & Semiconductor Equipment—0.9%
7,550	SunPower Corp., 4.75%, 4/15/14	7,153,625

	Software—1.6%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	6,442,637
5,720	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (a)(b)	5,376,800

		11,819,437

	Tobacco—0.7%
4,550	Vector Group Ltd., 2.50%, 1/15/19 (f)	4,965,188

	Trading Companies & Distributors—0.1%
1,150	Titan Machinery, Inc., 3.75%, 5/1/19 (a)(b)	1,050,094

	Total Convertible Bonds & Notes (cost-$164,864,271)	183,621,927

SHORT-TERM INVESTMENT—2.4%
	Time Deposit—2.4%
17,704	The Bank of New York Mellon Corp.-Grand Cayman, 0.03%, 12/3/12 (cost-$17,703,907)	17,703,907

	Total Investments (cost-$726,805,134) (g)—100.0%	$750,598,180

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to the Investment Manager and Allianz Global Investors Capital LLC (“AGIC”) (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be approprirate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $64,142,592, representing 8.5% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown is the next call date.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At November 30, 2012, the cost basis of portfolio securities for federal income tax purposes was $728,740,600. Gross unrealized appreciation was $62,860,502, gross unrealized depreciation was $41,002,922 and net unrealized appreciation was $21,857,580. The difference between book and tax cost basis was attributable to the differing treatmenht of bond premium amortization and wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techiniques used by the Fund to measure fair value during the nine months ended November 30, 2012 were intended to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at November 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the

Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/2012
Investments in Securities - Assets
Corporate Bonds & Notes	—	$338,171,825	—	$338,171,825
Convertible Preferred Stock:
Airlines	—	8,063,107	—	8,063,107
Capital Markets	—	7,892,331	$8,868,951	16,761,282
Commercial Banks	$7,644,660	8,591,200	—	16,235,860
Commercial Services & Supplies	—	6,284,575	—	6,284,575
Health Care Providers & Services	—	9,062,690	—	9,062,690
Oil, Gas & Consumable Fuels	7,477,569	10,165,938	—	17,643,507
Professional Services	—	6,905,192	—	6,905,192
Road & Rail	—	12,119,363	—	12,119,363
All Other	118,024,945	—	—	118,024,945
Convertible Bonds & Notes	—	183,621,927	—	183,621,927
Short-Term Investment	—	17,703,907	—	17,703,907

Totals	$133,147,174	$608,582,055	$8,868,951	$750,598,180

At November 30, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2012, was as follows:

	Beginning Balance 2/29/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/12
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$7,599,611	$10,817,501	$(7,554,356)	—	$(1,095,256)	$(898,549)	—	—	$8,868,951

The net change in unrealized appreciation/depreciation of Level 3 investments which the fund held at November 30, 2012 was $(1,948,550).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2013

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2013

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2013